UNITED STATES`
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and address of issuer:

                           Advisors Series Trust
                           615 E. Michigan Avenue, 2nd floor
                           Milwaukee, WI  53202

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):                                                     [  ]

                  Chase Growth Fund
                  Rockhaven Fund
                  Rockhaven Premier Dividend Fund

3.   Investment Company Act File Number: 811-07959

     Securities Act File Number:         333-17391

4(a). Last day of fiscal year for which this Form is filed:

                                         September 30, 2001

4(b).[  ] Check  box if  this Form is  being  filed  late  (i.e.,  more  than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction
     A.2.)                                                              N/A


Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[  ] Check  box if this is the last  time the  issuer  will be filing  this
     Form.                                                             N/A


5.   Calculation of registration fee:

     (i)  Aggregate  sale  price of  securities  sold  during  the  fiscal  year
          pursuant to section 24(f):                           $ 38,757,086

     (ii) Aggregate  price of  securities  redeemed  or  repurchased  during the
          fiscal year:                                         $ 8,278,808


     (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
          Commission:                                          $          0


     (iv) Total available redemption credits [add Items 5(ii) and 5(iii)]:
                                                               $          0

     (v)  Net sales - if Item 5(i) is  greater  than Item 5(iv)  [subtract  Item
          5(iv) from Item 5(i)]:                               $ 30,478,278

     (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [Subtract Item 5(iv) from Item 5(i)]:
                                                               $          0

         (vii)    Multiplier for determining registration
                  fee (See Instruction C.9):
                                                               X   0.000239

     (viii)Registration fee due [Multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):
                                                             = $   7,284.31

6.   Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .


7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                            +  $          2.34


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                            =  $   7,286.66


9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository:           December 31, 2001


      Method of Delivery:                         CIK Number:  0001027596

      [X] Wire Transfer

      [ ] Mail or other means





                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By  (Signature and Title) *     /s/ Jeanette C. Head
                                --------------------
                                  Assistant Treasurer



Date     December 31, 2001

*Please print the name and title of the signing officer below the signature.